Condensed Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 13,249	R$ 11,398
Trade accounts receivable, net	15,723	14,263
Short-term advances	31,594	28,970
Other current assets	7,381	7,537
Total current assets	67,947	62,168
Non-current assets
Property and equipment, net	4,385	3,990
Right-of-use assets, net	1,174	1,435
Intangible assets, net	134,994	137,061
Goodwill	204,099	204,099
Other non-current assets	12,175	11,108
Total non-current assets	356,827	357,693
Total assets	424,774	419,861
Current liabilities
Accounts payable to suppliers	58,194	47,133
Salaries and labor charges	18,005	16,674
Loans and financing	3,598	4,960
Loans from investors	17,934
Debentures	45,780	51,197
Exposure premium liability	857	1,835
Lease liability	568	742
Income taxes payable	5,110	1,913
Taxes, fees and contributions payable	5,382	5,352
Deferred revenue	3,719	3,145
Deferred and contingent consideration on acquisitions	249,383	227,077
Related parties	9,739	9,867
Other current liabilities	737	852
Total current liabilities	419,006	370,747
Non-current liabilities
Loans and financing	178	329
Loans from investors		13,901
Taxes and contributions payable	2,354	2,886
Deferred and contingent consideration on acquisitions	5,000	5,000
Lease liability	678	777
Provisions for risks	29,145	30,820
Deferred taxes	42,624	44,566
Derivative warrant liabilities	2,563	4,464
Total non-current liabilities	82,542	102,743
Total liabilities	501,548	473,490
SHAREHOLDERS’ DEFICIT
Share capital	271,330	260,685
Capital reserves	128,573	127,932
Accumulated losses	(482,505)	(446,575)
Other Comprehensive Income	(1,423)
Total shareholders’ deficit, Equity attributable to owners	(84,025)	(57,958)
Non-controlling interest	7,251	4,329
Total shareholders’ deficit	(76,774)	(53,629)
Total liabilities and shareholders’ deficit	R$ 424,774	R$ 419,861